CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Current assets
Cash and cash equivalents	$ 118,075	$ 71,919
Term deposits	5,702	817
Restricted cash	16,637	6
Accounts receivable, net of allowance for doubtful accounts of US$1,773 and US$1,250 as of September 30, 2013 and 2014, respectively	1,637	3,518
Inventories	449	698
Prepayment and other current assets	3,749	4,087
Deferred tax assets, current portion	2,116	1,751
Deferred cost	1,248	1,889
Total current assets	149,613	84,685
Non-current assets
Property, plant and equipment, net	10,721	10,202
Goodwill	7,689	7,711
Other intangible assets, net	1,384	1,476
Deposit for purchase of non-current assets	94	374
Other non-current assets	2,128	1,546
Total non-current assets	22,016	21,309
Total assets	171,629	105,994
Current liabilities
Bank borrowing	16,583
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$13,361 and US$ 21,275 as of September 30, 2013 and 2014, respectively)	22,695	15,072
Income tax payable (including income tax payable of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$3,661 and US$ 3,504 as of September 30, 2013 and 2014, respectively)	4,209	4,282
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$17,120 and US$23,319 as of September 30, 2013 and 2014, respectively)	23,423	17,143
Refundable fees (including refundable fees of the consolidated VIE without recourse to China Distance Education Holdings Limited of US$4,300 and US$5,199 as of September 30, 2013 and 2014, respectively)	5,199	4,300
Total current liabilities	72,109	40,797
Non-current liabilities
Deferred tax liabilities, non-current portion	1,110	677
Total non-current liabilities	1,110	677
Total liabilities	73,219	41,474
Commitments and contingencies (Note 18)
Equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2013 and 2014, respectively; Authorized - 480,000,000 and 500,000,000 shares at September 30, 2013 and 2014; Issued and outstanding - 135,532,141 and 142,752,873 shares at September 30, 2013 and 2014, respectively)	14	14
Additional paid-in capital	77,270	46,742
Accumulated other comprehensive income	6,220	6,295
Retained earnings	14,906	11,469
Total equity	98,410	64,520
Total liabilities and equity	$ 171,629	$ 105,994